Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable		¥ 23,003	¥ 23,496
Less: Allowance for credit losses		261	41	¥ 191
Total accounts receivable, net	$ 3,297	¥ 22,742	¥ 23,455